UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5125

DREYFUS VARIABLE INVESTMENT FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Variable Investment Fund, Appreciation Portfolio
Statement of Investments
September 30, 2004 (Unaudited)

Common Stock-99.0%	Shares	Value($)

Apparel-1.2%
Christian Dior	72,700	4,334,100
Polo Ralph Lauren	145,500	5,291,835
		9,625,935

Banking-6.7%
Bank of America	291,216	12,618,389
Federal Home Loan Mortgage	121,600	7,933,184
Federal National Mortgage Association	320,800	20,338,720
SunTrust Banks	198,600	13,983,426
		54,873,719

Capital Goods-5.8%
Emerson Electric	164,900	10,205,661
General Electric	1,115,500	37,458,490
		47,664,151

Consumer Staples-5.8%
Wal-Mart Stores	459,700	24,456,040
Walgreen	649,900	23,285,917
		47,741,957

Diversified Financials-8.5%
American Express	339,500	17,470,670
Citigroup	601,524	26,539,239
JP Morgan Chase & Co.	451,100	17,922,203
Merrill Lynch	145,500	7,234,260
		69,166,372

Energy-14.3%
BP, ADR	455,900	26,227,927
ChevronTexaco	445,800	23,912,712
ConocoPhillips	75,000	6,213,750
Exxon Mobil	1,198,564	57,926,598
Royal Dutch Petroleum, ADR	59,800	3,085,680
		117,366,667

Food, Beverage & Tobacco-15.6%
Altria Group	926,400	43,577,856
Anheuser-Busch Cos.	257,100	12,842,145
Coca-Cola	664,500	26,613,225
Kraft Foods	172,100	5,459,012
Nestle, ADR	291,000	16,668,844
PepsiCo	455,900	22,179,535
		127,340,617

Hotels Restaurants & Leisure-1.1%
McDonald's	304,500		8,535,135

Household & Personal Products-6.0%
Colgate-Palmolive	174,600		7,888,428
Estee Lauder Cos., Cl. A	145,500		6,081,900
Procter & Gamble	650,000		35,178,000
			49,148,328

Insurance-6.3%
American International Group	202,920		13,796,531
Berkshire Hathaway, Cl. A	220	[a]	19,063,000
Marsh & McLennan Cos.	417,100		19,086,496
			51,946,027

Media-4.1%
Fox Entertainment Group, Cl. A	130,900	[a]	3,631,166
McGraw-Hill Cos.	266,800		21,261,292
News, ADR	4,900		161,063
Time Warner	236,800	[a]	3,821,952
Viacom, Cl. B	150,300		5,044,068
			33,919,541

Pharmaceuticals & Biotechnology-14.0%
Abbott Laboratories	354,100		14,999,676
Johnson & Johnson	528,300		29,759,139
Lilly (Eli) & Co.	261,900		15,727,095
Merck & Co.	373,000		12,309,000
Pfizer	1,261,000		38,586,600
Roche Holding, ADR	32,000		3,315,000
			114,696,510

Retailing-1.4%
Target	261,900		11,850,975

Semiconductor & Semiconductor Equipment-3.6%
Intel	1,464,700		29,381,882

Software & Services-3.0%
Microsoft	897,300		24,810,345

Technology Hardware & Equipment-.4%
International Business Machines	39,800		3,412,452

Transportation-1.2%
United Parcel Service, Cl. B	126,800		9,626,656

	Total Common Stocks
	(cost $686,678,502)			811,107,269

	Preferred Stocks-.7%	Shares		Value($)

	Media;
	News Corp, AD s, Cum., $.4428	169,700	[b]	5,316,701
	( cost $3,809,986)

	Investment Of Cash Collateral
	for Securities Loaned-0%	Shares		Value($)

	Registered Investment Company;
	Dreyfus Institutional Cash Advantage Fund
	(cost $166,600)	166,600	[c]	166,600

	Total Investments(cost $690,655,088)	99.7%		816,590,570

	Cash and Receivables (Net)	.3%		2,744,603

	Net Assets	100.0%		819,335,173

[a]	Non-Income producing.
[b]	All or a portion of these securities are on loan. At September 30, 2004, the total market value of the fund's securities
	on loan is $ 161,063 and the total market value of the collateral held by the fund is $ 166,600
[c]	Investment in affiliated money market mutual fund.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the
	annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO STATEMENT OF INVESTMENTS

9/30/2004 (Unaudited)

Common Stocks-95.4%	Shares	Value ($)

Autos & Transports-4.8%
AirTran Holdings	700,000 [a]	6,972,000
Kansas City Southern	500,000 [a]	7,585,000
USF	295,000	10,587,550
Wabtec	625,000	11,681,250
		36,825,800

Consumer-15.9%
Aeropostale	375,000 [a]	9,825,000
Circuit City Stores	260,000	3,988,400
Emmis Communications, Cl. A	520,000 [a]	9,391,200
Finish Line, Cl. A	152,500	4,715,300
Linens 'n Things	320,500 [a]	7,425,985
Meredith	145,000	7,450,100
PETCO Animal Supplies	250,000 [a]	8,165,000
Pacific Sunwear of California	490,000 [a]	10,314,500
Station Casinos	285,000	13,976,400
Talbots	300,000	7,437,000
Tupperware	425,000	7,216,500
United Natural Foods	400,000 [a]	10,640,000
Valassis Communications	315,000 [a]	9,317,700
Warnaco Group	565,000 [a]	12,559,950
		122,423,035

Energy-7.2%
Cabot Oil & Gas	255,500	11,471,950
Denbury Resources	500,000 [a]	12,700,000
Global Industries	1,400,000 [a]	8,652,000
Key Energy Services	950,000 [a]	10,497,500
Plains Exploration & Production	500,000 [a]	11,930,000
		55,251,450

Financial Services-19.7%
BOK Financial	257,500 [a]	11,487,075
BankAtlantic Bancorp, Cl. A	600,000	10,992,000
Boston Private Financial Holdings	370,000	9,235,200
Cullen/Frost Bankers	245,300	11,399,091
East West Bancorp	400,000	13,436,000
First Midwest Bancorp	330,000	11,404,800
Global Payments	213,000	11,406,150
Harbor Florida Bancshares	355,000	11,040,500
MAF Bancorp	225,000	9,704,250
Montpelier Re Holdings	267,500	9,811,900
OMEGA Healthcare Investors	925,000	9,953,000
Saxon Capital	410,000 [a]	8,815,000
Texas Regional Bancshares, Cl. A	405,000	12,591,450
Webster Financial	200,000	9,878,000
		151,154,416

Health Care-12.9%
Abgenix	682,000 [a]	6,724,520
Apria Healthcare Group	342,500 [a]	9,333,125
Corgentech	525,000 [a,b]	8,961,750
Genesis HealthCare	375,000 [a]	11,403,750
IDX Systems	350,000 [a]	11,357,500
Impax Laboratories	266,000 [a]	4,085,760
Magellan Health Services	200,000 [a]	7,312,000
Medicis Pharmaceutical, Cl. A	275,000	10,736,000
NDCHealth	366,000	5,874,300
NeighborCare	336,000 [a]	8,517,600
Renal Care Group	453,000 [a]	14,600,190
		98,906,495

Materials & Processing-10.2%
Agnico-Eagle Mines	750,000	10,710,000
Agrium	699,000	12,414,240
Bowater	200,000	7,638,000
Chesapeake	325,000	7,806,500
GrafTech International	1,000,000 [a]	13,950,000
Hecla Mining	628,900 [a]	4,679,016
Olin	600,000	12,000,000
Wheaton River Minerals	3,056,000 [a]	9,626,400
		78,824,156

Producer Durables-8.9%
AGCO	468,000 [a]	10,586,160
Albany International, Cl. A	320,000	9,539,200
Gardner Denver	205,400 [a]	5,662,878
Hanover Compressor	750,000 [a,b]	10,087,500
Ritchie Bros. Auctioneers	381,000	11,677,650
Triumph Group	300,000 [a]	10,149,000
United Defense Industries	275,000 [a]	10,997,250
		68,699,638

Technology-12.0%
CACI International, Cl. A	150,000 [a]	7,917,000
Exar	690,000 [a]	9,770,400
InfoSpace	290,000 [a]	13,743,100
Integrated Circuit Systems	360,000 [a]	7,740,000
JAMDAT Mobile	28,150 [a]	649,421
Plexus	700,000 [a]	7,728,000
Quest Software	850,000 [a]	9,452,000
Skyworks Solutions	1,080,500 [a]	10,264,750
Sycamore Networks	1,782,000 [a]	6,735,960
TIBCO Software	1,000,000 [a]	8,510,000
Varian Semiconductor Equipment Associates	325,000 [a]	10,042,500
		92,553,131

Utilities & Other-3.8%
NSTAR	100,000	4,910,000
OGE Energy	295,000	7,442,850
UIL Holdings	175,000	8,608,250
Vectren	335,000	8,435,300
		29,396,400

Total Common Stocks
(cost $610,466,320)		734,034,521

Other Investments-4.7%	Shares		Value ($)

Registered Investment Companies;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $36,093,000)	36,093,000	[c]	36,093,000

Investment of Cash Collateral
for Securities Loaned-1.5%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $11,542,820)	11,542,820	[c]	11,542,820

Total Investments (cost $658,102,140)	101.6%		781,670,341

Liabilities, Less Cash and Receivables	(1.6%)		(12,277,882)

Net Assets	100.0%		769,392,459

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At September 30, 2004, the total market value of the portfolio's securities on loan is $9,689,799 and the total market value of the collateral held by the portfolio is $11,542,820.
[c] Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO

STATEMENT OF INVESTMENTS
September 30, 2004 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)

Consumer Cyclical--9.4%
Bed Bath & Beyond	25,860 a	959,665
CVS	17,600	741,488
Dana	28,920	511,595
GTECH Holdings	12,100	306,372
Gap	27,110	506,957
Home Depot	22,080	865,536
Kohl's	23,490 a	1,131,983
McDonald's	36,450	1,021,694
NIKE, Cl. B	4,420	348,296
Target	23,430	1,060,208
Wal-Mart Stores	35,250	1,875,300
Walgreen	27,840	997,507
		10,326,601

Consumer Staples--8.3%
Altria Group	25,770	1,212,221
Archer-Daniels-Midland	23,120	392,578
Coca-Cola	33,620	1,346,481
Fortune Brands	7,480	554,193
General Mills	9,630	432,387
Gillette	15,520	647,805
Kimberly-Clark	15,310	988,873
PepsiCo	29,820	1,450,743
Procter & Gamble	37,500	2,029,500
		9,054,781

Energy Related--8.6%
Apache	15,260	764,679
ConocoPhillips	19,750	1,636,287
Devon Energy	15,490	1,099,945
Exxon Mobil	66,830	3,229,894
GlobalSantaFe	12,020	368,413
Halliburton	11,490	387,098
Nabors Industries	7,270 a	344,234
Occidental Petroleum	21,940	1,227,104
XTO Energy	11,560	375,469
		9,433,123

Health Care--13.7%
Abbott Laboratories	26,940	1,141,178
Aetna	11,450	1,144,198
Amgen	24,400 a	1,382,992
Biogen Idec	6,260 a	382,924
Boston Scientific	43,910 a	1,744,544
Genzyme	7,180 a	390,664
Johnson & Johnson	25,920	1,460,074
Medtronic	10,850	563,115
Merck & Co.	25,190	831,270
Novartis, ADR	7,340	342,558
Pfizer	98,154	3,003,512
UnitedHealth Group	20,120	1,483,649
Wyeth	30,320	1,133,968
		15,004,646

Interest Sensitive--22.2%
Allstate	13,270		636,827
American Express	19,080		981,857
American International Group	34,491		2,345,043
Bear Stearns Cos.	5,670		545,284
Capital One Financial	10,070		744,173
Citigroup	42,056		1,855,511
Fannie Mae	13,740		871,116
Freddie Mac	17,860		1,165,186
General Electric	91,050		3,057,459
Goldman Sachs Group	11,850		1,104,894
J.P. Morgan Chase & Co.	68,162		2,708,076
Lehman Brothers Holdings	8,900		709,508
MBNA	27,720		698,544
Morgan Stanley	11,120		548,216
New York Community Bancorp	12,633		259,482
Radian Group	5,540		256,114
RenaissanceRe Holdings	7,340		378,597
St. Paul Travelers Cos.	35,230		1,164,704
Simon Property Group	9,860		528,792
SouthTrust	14,100		587,406
State Street	13,760		587,690
U.S. Bancorp	31,922		922,546
Wells Fargo	27,690		1,651,155
			24,308,180

Producer Goods--11.8%
Air Products & Chemicals	13,090		711,834
Boeing	11,850		611,697
Burlington Northern Santa Fe	13,360		511,822
Companhia Vale do Rio Doce, ADR	18,600		417,942
Cooper Industries, Cl. A	7,530		444,270
Deere & Co.	11,020		711,341
E. I. du Pont de Nemours & Co.	16,860		721,608
Freeport-McMoRan Copper & Gold, Cl. B	16,090		651,645
General Dynamics	5,640		575,844
Honeywell International	21,240		761,666
ITT Industries	5,830		466,342
Inco	14,480	a	565,444
Ingersoll-Rand, Cl. A	11,020		749,029
International Paper	10,590		427,942
PPG Industries	10,450		640,376
Pentair	21,460		749,169
3M	12,100		967,637
Tyco International	36,020		1,104,373
United Technologies	11,840		1,105,619
			12,895,600

Services--7.0%
Cendant	46,540		1,005,264
First Data	12,210		531,135
Manpower	22,760		1,012,592
News, ADR	32,590	b	1,071,233
Nextel Communications, Cl. A	32,160	a	766,694
Paychex	8,930		269,240
R. R. Donnelley & Sons	13,580		425,326
Time Warner	34,360	a	554,570
Univision Communications, Cl. A	15,810	a	499,754
Walt Disney	69,570		1,568,804
			7,704,612

Technology--14.3%
Agilent Technologies	36,250 a	781,912
Cisco Systems	85,010 a	1,538,681
Dell	44,470 a	1,583,132
EMC	57,900 a	668,166
eBay	7,150 a	657,371
Intel	78,250	1,569,695
International Business Machines	12,810	1,098,329
Lexmark International	6,680 a	561,187
Linear Technology	20,350	737,484
Maxim Integrated Products	16,300	689,327
Microsoft	116,620	3,224,543
QUALCOMM	30,180	1,178,227
Symantec	18,940 a	1,039,427
Xilinx	12,580	339,660
		15,667,141

Utilities--4.3%
Ameren	7,240	334,126
Constellation Energy Group	14,570	580,469
Entergy	9,760	591,554
Exelon	23,690	869,186
PPL	11,880	560,498
SBC Communications	26,836	696,394
Sprint (FON Group)	23,320	469,432
Telefonos de Mexico, ADR	19,540	630,556
		4,732,215
Total Common Stocks
(cost $88,332,248)		109,126,899

	Principal
Short-Term Investments--.5%	Amount ($)	Value ($)
Repurchase Agreement;
Greenwich Capital Markets, Tri-Party
Repurchase Agreement, 1.75%, dated
9/30/2004, due 10/1/2004, in the amount of
$600,029 (fully collateralized by Federal Home
Loan Mortgage Corp., Notes
$595,000, 4.875%, 11/15/2013 value $614,258)
(cost $600,000)	600,000	600,000

Investment of Cash Collateral	Shares	Value ($)
for Securities Loaned--1.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $1,039,618)	1,039,618 c	1,039,618

Total Investments (cost $89,971,866)	101.1%	110,766,517

Liabilities, Less Cash and Receivables	(1.1%)	(1,169,316)

Net Assets	100.0%	109,597,201

(a)	Non-income producing.

(b)	A portion of this security is on loan. At September 30, 2004, the total market value of the portfolio's security on loan is $1,005,066 and the total market value of the collateral held by the portfolio is $1,039,618

(c)	Investment in affiliated money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Variable Investment Fund Growth and Income Portfolio
Statement of Investments
September 30, 2004 (Unaudited)

Common Stock-96.9%	Shares		Value($)

Consumer Discretionary-10.7%
AMR	68,000	[a]	498,440
Carnival	18,000		851,220
Clear Channel Communications	19,080		594,724
Comcast, Cl. A	54,541	[a]	1,540,238
Corinthian Colleges	31,000	[a]	417,880
Disney (Walt)	80,000		1,804,000
Federated Department Stores	27,000		1,226,610
Gap	57,000	[b]	1,065,900
Hilton Hotels	71,000		1,337,640
Home Depot	82,000		3,214,400
International Game Technology	20,000		719,000
J. C. Penney	23,000		811,440
Lamar Advertising	36,200	[a]	1,506,282
Liberty Media	126,000	[a,b]	1,098,720
PetSmart	33,000	[b]	936,870
Staples	28,500		849,870
Target	27,000		1,221,750
Time Warner	119,000	[a]	1,920,660
Univision Communications	38,000	[a,b]	1,201,180
Viacom, Cl. B	67,096		2,251,741
			25,068,565

Consumer Staples-9.5%
Altria Group	76,000		3,575,040
Coca-Cola	66,000		2,643,300
Colgate-Palmolive	23,000		1,039,140
Dean Foods	37,000	[a]	1,110,740
General Mills	16,000		718,400
Kellogg	30,000		1,279,800
PepsiCo	69,000		3,356,850
Procter & Gamble	59,000		3,193,080
Wal-Mart Stores	98,000		5,213,600
			22,129,950

Energy-7.6%
Anadarko Petroleum	27,000		1,791,720
BP, ADR	22,000		1,265,660
ChevronTexaco	48,000		2,574,720
ConocoPhillips	17,000		1,408,450
Exxon Mobil	186,446		9,010,935

Schlumberger	25,000		1,682,750
			17,734,235

Financial-21.8%
American Express	25,700		1,322,522
American International Group	68,891		4,683,899
Axis Capital Holdings	29,000		754,000
Bank of America	127,986		5,545,634
Bank of New York	40,000		1,166,800
Capital One Financial	21,000		1,551,900
CIT Group	38,000		1,420,820
Citigroup	154,535		6,818,084
Countrywide Financial	48,000		1,890,720
Federal Home Loan Mortgage	24,600		1,604,904
Federal National Mortgage Association	45,400		2,878,360
Fidelity National Financial	38,500		1,466,850
Fifth Third Bancorp	24,000		1,181,280
First Horizon National	17,000		737,120
Goldman Sachs Group	24,000		2,237,760
J.P. Morgan Chase & Co.	92,160	[b]	3,661,517
MBNA	53,000		1,335,600
Merrill Lynch	34,000		1,690,480
Morgan Stanley	38,200		1,883,260
U.S. Bancorp	59,000		1,705,100
Wachovia	40,000		1,878,000
Wells Fargo	60,000		3,577,800
			50,992,410

Health Care-11.8%
Abbott Laboratories	28,000		1,186,080
Amgen	21,000	[a]	1,190,280
Becton, Dickinson & Co.	26,000		1,344,200
Bristol-Myers Squibb	45,000		1,065,150
Community Health Systems	29,000	[a]	773,720
Genzyme	17,000	[a]	924,970
Guidant	12,000		792,480
Hospira	46,800	[a]	1,432,080
Johnson & Johnson	74,000		4,168,420
Lilly(Eli) & Co.	29,000		1,741,450
Medtronic	37,000		1,920,300
Merck & Co.	36,000		1,188,000
Novartis, ADR	30,000		1,400,100
PacifiCare Health Systems	21,000	[a]	770,700
Pfizer	147,300		4,507,380
Schering-Plough	69,000		1,315,140
Thermo Electron	23,100	[a]	624,162

Wyeth	31,000		1,159,400
			27,504,012

Industrials-10.4%
Caterpillar	17,000		1,367,650
Danaher	30,000		1,538,400
Deere & Co.	26,000		1,678,300
Emerson Electric	23,000		1,423,470
General Electric	281,000		9,435,980
Illinois Tool Works	18,000		1,677,060
Rockwell Collins	29,000		1,077,060
3M	20,000	[b]	1,599,400
Tyco International	50,000		1,533,000
United Parcel Service, Cl. B	20,000		1,518,400
United Technologies	15,200		1,419,376
			24,268,096

Information Technology-15.3%
Accenture	52,000	[a]	1,406,600
Altera	31,000	[a]	606,670
Amdocs	38,000	[a]	829,540
Cisco Systems	149,000	[a]	2,696,900
Computer Sciences	29,200	[a]	1,375,320
Dell	69,000	[a]	2,456,400
First Data	29,000		1,261,500
Hewlett-Packard	82,825		1,552,969
Intel	141,800		2,844,508
International Business Machines	52,000	[b]	4,458,480
Microsoft	268,000		7,410,200
Motorola	46,000		829,840
National Semiconductor	38,000		588,620
Oracle	135,000	[a]	1,522,800
QUALCOMM	38,000		1,483,520
SAP, ADR	23,000		895,850
SunGard Data Systems	52,000	[a,b]	1,236,040
Texas Instruments	42,000	[b]	893,760
VeriSign	77,000	[a]	1,530,760
			35,880,277

Materials-3.9%
Air Products & Chemicals	27,000		1,468,260
Alcoa	37,000		1,242,830
du Pont(E.I) de Nemours	30,000		1,284,000
PPG Industries	21,000		1,286,880
Praxair	40,000		1,709,600
Sigma-Aldrich	13,000		754,000

Weyerhaeuser	21,000		1,396,080
			9,141,650

Telecommunication Services-2.8%
BellSouth	46,000		1,247,520
SBC Communications	54,000		1,401,300
Sprint (FON Group)	58,500		1,177,605
Verizon Communications	67,000		2,638,460
			6,464,885

Utilities-3.1%
Consolidated Edison	29,000	[b]	1,219,160
Dominion Resources	20,000		1,305,000
Exelon	32,000		1,174,080
FPL Group	20,000		1,366,400
KeySpan	22,000		862,400
Southern	44,000		1,319,120
			7,246,160

Total Common Stocks
(cost $198,601,943)			226,430,240

Other Investments-3.7%	Shares		Value($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $8,557,000)	8,557,000	[c]	8,557,000

	Principal
Short Term Investments-.3%	Amount ($)		Value ($)

U.S. Treasury Bills:
1.43%, 11/4/2004	500,000		499,305
1.65%, 12/16/2004	150,000	[d]	149,488
Total Short-Term Investments
(cost $648,802)			648,793

Investment of Cash Collateral
for Securities Loaned-2.3%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $5,395,400)	5,395,400 [c]		5,395,400

Total Investments(cost $213,203,145)	103.2%		241,031,433

Liabilities, Less Cash and Receivables	(3.2%)	(7,402,996)
Net Assets	100.0%	233,628,437

a Non-income producing.
b All or a portion of these securities are on loan. At September 30, 2004 the total market value of the fund's securities on loan is $ 5,226,677 and the total market value of the collateral held by the fund is $5,395,400.
c Investments in affiliated money market mutual funds.
d Partially held by the broker in a segregated account as collateral for open financial futures positions.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Statement of Financial Futures
September 30, 2004 (Unaudited)

			Market Value		Unrealized
			Covered		(Depreciation)
	Contracts		by Contracts($)	Expiration	at 9/30/2004 ($)

Financial Futures Long
Standard & Poor's 500		22	6,131,950	December 2004	(64,075)

DREYFUS VARIABLE INVESTMENT FUND, INTERNATIONAL EQUITY PORTFOLIO Statement of Investments

September 30, 2004 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)

Australia--1.7%
Commonwealth Bank of Australia	11,020		242,168
WMC Resources	101,192		394,805
			636,973
Austria--1.0%
Erste Bank der oesterreichischen Sparkassen	9,520		396,513

Belgium--2.7%
Belgacom	14,210		509,525
KBC Bankverzekeringsholding	7,800		508,162
			1,017,687
Brazil--3.6%
Aracruz Celulose, ADR	7,540		249,725
Brasil Telecom Participacoes, ADR	7,020		227,448
Companhia Vale do Rio Doce, ADR	14,910		287,018
Natura Cosmeticos	13,000		263,233
Petroleo Brasileiro, ADR	10,280		328,138
			1,355,562
Canada--2.8%
Inco	9,190	a	359,878
Oncolytics Biotech	97,300	a	572,308
Oncolytics Biotech (Purchase Warrants 2/21/2005)	53,925	a	146,193
Oncolytics Biotech (Purchase Warrants 4/5/2005)	30,134	a	1
			1,078,380
Chile--.4%
Corpbanca, ADR	5,900		160,775

Denmark--.9%
Carlsberg, Cl. B	7,380		345,275

France--7.9%
BNP Paribas	6,090		393,728
France Telecom	20,810	a	519,014
Lafarge	4,100		359,121
Sanofi-Synthelabo	8,000		580,870
Total	3,050		621,899
Vinci	4,580		527,578
			3,002,210
Germany--3.8%
BASF	5,240		309,132
Celesio	6,124		418,007
Deutsche Boerse	5,200		263,261
Deutsche Postbank	12,100	a	472,379
			1,462,779
Greece--2.3%
EFG Eurobank Ergasias	21,900		506,446
Public Power	14,420		356,775
			863,221
Indonesia--3.0%
PT Bank Central Asia	2,535,000		553,917
PT Hanjaya Mandala Sampoerna	897,000		597,804

		1,151,721
Italy--3.6%
Enel	37,200	304,330
Eni	15,200	340,923
Snam Rete Gas	61,970	299,714
Telecom Italia	177,850	407,968
		1,352,935
Japan--15.5%
ACOM	6,740	417,842
BRIDGESTONE	14,000	260,249
Hitachi	46,000	278,484
JFE Holdings	10,200	291,137
Japan Retail Fund Investment	76	569,948
LAWSON	9,400	326,407
MATSUI SECURITIES	7,500	188,506
NISSAN MOTOR	36,600	399,236
NEC Electronics	5,500	281,474
NTT DoCoMo	160	271,975
Nippon Building Fund	62	488,628
Nippon Yusen Kabushiki Kaisha	63,000	326,425
Promise	4,300	281,820
Shin-Etsu Chemical	8,100	291,572
Tostem Inax Holding	19,000	348,014
Toyota Motor	16,100	617,598
West Japan Railway	61	238,433
		5,877,748
Luxembourg--1.1%
Arcelor	22,080	408,042

Malaysia--1.5%
Astro All Asia Networks	228,800	293,827
Malayan Banking	101,000	292,368
		586,195

Mexico--.8%
Desarrolladora Homex, ADR	15,300	315,945

Norway--1.5%
Norsk Hydro	7,750	565,744

Portugal--1.0%
Electricidade de Portugal	131,970	385,584

Singapore--3.3%
MobileOne	404,000	376,718
Singapore Post	462,000	219,517
Singapore Press	233,500	657,356
		1,253,591

South Africa--.7%
MTN Group	57,300	273,106

South Korea--4.9%
Hyundai Motor	6,370	293,745
KT&G, GDR	49,980 b	657,237
Samsung Electronics	1,315	523,031
Shinsegae	1,410	375,306
		1,849,319

Spain--4.2%
Abertis Infraestructuras	25,302		472,813
Acciona	3,900	a	249,959
Altadis	15,700		534,843
Iberdrola	16,700		346,744
			1,604,359
Switzerland--6.4%
Nestle	1,971		452,558
Novartis	11,820		558,926
Roche Holding	8,360		865,800
UBS	7,700		543,377
			2,420,661
Taiwan--2.3%
China Steel, GDR	27,014		548,374
Compal Electronics, GDR	64,940		324,698
			873,072
Thailand--3.2%
Advanced Info Service	169,900		410,337
Bank of Ayudhya	1,404,100	a	356,069
Siam Cement	70,200		450,989
			1,217,395
United Kingdom--19.5%
Admiral Group	44,300		231,144
AstraZeneca	11,410		468,209
BHP Billiton	52,900		557,303
Centrica	76,200		345,494
Egg	62,000	a	105,586
GUS	37,350		609,003
GlaxoSmithKline	23,450		505,989
HSBC Holdings	53,800		854,807
Imperial Tobacco	19,500		425,351
National Grid Transco	58,900		497,531
Shell Transport & Trading	192,830		1,416,615
Standard Chartered	17,100		293,846
Tesco	49,900		257,877
Vodafone	362,675		868,960
			7,437,715

Total Common Stocks
(cost $30,210,650)			37,892,507

Preferred Stocks--.1%

Brazil--.1%
All America Latina Logistica	2,200	a	45,780

Germany--.0%
Fresenius Medical Care, ADR	1		18

Total Preferred Stocks
(cost $39,464)			45,798

Total Investments (cost $30,250,114)	99.7%		37,938,305

Cash and Receivables (Net)	0.3%		127,291

Net Assets	100.0%		38,065,596

a	Non-income producing.
b	Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, this security amounted to $657,237 or approximately 1.7% of net assets. Security deemed liquid.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Variable Investment Fund, International Value Portfolio
STATEMENT OF INVESTMENTS
September 30, 2004 (Unaudited)

Common Stocks--95.5%	Shares		Value ($)

Australia--1.3%
Amcor	76,443		399,529
National Australia Bank	41,441		813,992
Santos	23,900		127,866
			1,341,387
Belgium--1.2%
Fortis	49,970		1,189,124

Brazil--1.1%
Petroleo Brasileiro, ADR	14,520		511,830
Tele Celular Sul Participacoes, ADR	1,576		22,493
Telecomunicacoes Brasileiras, ADR	20,430		561,825
			1,096,148
Denmark--.5%
Danske Bank	20,520		540,018

Finland--2.4%
M-real	65,800		380,507
Nokia	23,000		316,842
Nokia, ADR	25,630		351,644
Sampo, Cl. A	55,150		610,255
UPM-Kymmene	38,500		733,802
			2,393,050
France--8.9%
BNP Paribas	13,270		857,927
Carrefour	23,000		1,082,927
Credit Agricole	2,500		68,257
France Telecom	61,700	a	1,538,835
Sanofi-Aventis	12,320		900,321
Schneider Electric	10,530		681,436
Societe Nationale d' Etude et de Construction
de Moteurs d' Avion	25,800	a	526,065
Thomson	61,000		1,278,684
Total	6,930		1,413,035
Valeo	15,300		560,783
			8,908,270
Germany--6.4%
Deutsche Bank	11,690		841,093
Deutsche Boerse	2,300		116,443
Deutsche Lufthansa	62,267	a	729,264
Deutsche Post	54,070		1,049,813
Deutsche Postbank	10,700		417,724
E.ON	12,799		942,845
Heidelberger Druckmaschinen	14,000	a	417,749
KarstadtQuelle	38,500		600,731
Medion	10,200		204,428
Volkswagen	28,420		1,092,899
			6,412,989
Greece--.5%
Hellenic Telecommunications Organization	34,195		460,859

Hong Kong--1.1%
Bank of East Asia	140,851		394,710
China Mobile (Hong Kong)	199,800		606,029
Citi Pacific	36,800		94,630

MTR	24,442	36,834
		1,132,203
Ireland--1.5%
Bank of Ireland	107,116	1,443,642

Italy--4.4%
Banche Popolari Unite Scrl	18,445	306,151
Benetton Group	36,510	439,857
Eni	50,695	1,137,045
Finmeccanica	1,338,040	944,916
San Paolo IMI	25,776	291,310
UniCredito Italiano	259,100	1,307,885
		4,427,164
Japan--24.5%
AIFUL	7,550	741,892
ALPS ELECTRIC	59,800	713,740
CANON	19,800	932,793
Credit Saison	33,200	1,023,734
DENTSU	199	533,175
FUNAI ELECTRIC	3,600	486,195
Fuji Heavy Industries	99,500	503,847
Fuji Photo Film	28,300	931,243
HONDA MOTOR	26,900	1,305,739
KDDI	99	481,812
Kao	33,200	735,669
Kuraray	72,800	546,576
LAWSON	18,200	631,998
MABUCHI MOTOR	12,500	897,840
MINEBEA	181,800	744,147
MURATA MANUFACTURING	12,200	587,609
Matsumotokiyoshi	24,900	630,353
NIPPON TELEGRAPH AND TELEPHONE	115	459,042
Nippon Express	216,000	1,048,997
OLYMPUS	19,100	368,822
RINNAI	20,200	616,962
ROHM	8,500	855,253
SFCG	2,740	539,482
SKYLARK	39,400	653,433
SOHGO SECURITY SERVICES	31,000	406,627
SUMITOMO CHEMICAL	133,800	634,884
Sekisui House	75,400	720,963
77 Bank	114,200	642,749
Shin-Etsu Chemical	26,300	946,714
Shiseido	45,900	565,637
Sumitomo Bakelite	88,000	530,976
Sumitomo Mitsui Financial	71	405,935
TDK	5,000	333,841
Takeda Pharmaceutical	20,500	932,234
Toyota Motor	15,300	585,862
Yamaha Motor	51,000	774,202
		24,450,977
Mexico--1.1%
Coca-Cola Femsa, ADR	28,500	555,180
Telefonos de Mexico, ADR	18,156	585,894
		1,141,074
Netherlands--6.2%
ABN AMRO	24,925	566,793
Aegon	79,859	861,826
Akzo Nobel	24,890	879,787
DSM	6,700	349,865
Heineken	26,665	803,619

Koninklijke (Royal) Philips Electronics	36,490		836,586
Koninklijke (Royal) Philips Electronics (New York Shares)	5,780		132,420
Royal Dutch Petroleum	16,600		855,890
Wolters Kluwer	53,789		906,168
			6,192,954
New Zealand--.2%
Carter Holt Harvey	124,075		189,137

Norway--.3%
Norsk Hydro	3,950		288,347

Singapore--1.3%
DBS	106,100		1,008,666
MobileOne	29,000		27,042
Singapore Technologies Engineering	219,000		273,148
			1,308,856
South Africa--1.4%
Anglo American	30,178		724,424
Nedcor	69,582		639,859
			1,364,283
South Korea--1.5%
KT, ADR	32,900		594,503
Korea Electric Power, ADR	60,980		643,339
POSCO, ADR	7,580		286,903
			1,524,745
Spain--2.5%
Banco de Sabadell	15,600		331,663
Endesa	60,360		1,150,449
Repsol YPF	9,500		208,824
Repsol YPF, ADR	35,340		774,653
			2,465,589
Sweden--.8%
Electrolux, Cl. B	43,500		794,308

Switzerland--7.3%
Clariant	47,512		570,251
Julius Baer	1,580		434,449
Lonza	19,400		879,199
Nestle	6,155		1,413,239
Novartis	35,800		1,692,855
Swiss Re	16,090		937,937
UBS	11,420		805,891
Zurich Financial Services	3,800	a	543,031
			7,276,852
Taiwan--.6%
United Microelectronics, ADR	185,486	a	626,943

United Kingdom--18.5%
BAA	53,700		538,491
BAE SYSTEMS	183,489		747,130
BOC	37,737		604,374
BT	275,600		897,500
Barclays	96,452		926,133
Bunzl	94,774		714,710
Cadbury Schweppes	109,966		846,708
Centrica	135,200		614,804
Diageo	92,191		1,152,455
easyJet	147,800	a	340,067
GKN	274,850		1,069,338
GlaxoSmithKline	85,443		1,843,633

Lloyds TSB	81,100	633,998
Marks & Spencer	64,600	401,433
Rexam	55,836	428,404
Rio Tinto	49,439	1,330,990
Royal Bank of Scotland	42,827	1,238,331
Sainsbury (J)	161,453	745,155
Scottish and Southern Energy	44,920	633,962
Shell Transport & Trading	224,647	1,650,357
Unilever	84,900	691,775
Vodafone	155,400	372,334
		18,422,082

Total Common Stocks
(cost $84,956,576)		95,391,001

	Principal
Short-Term Investments--7.0%	Amount ($)	Value ($)

U.S. Treasury Bills:
1.47%, 10/07/2004	3,000,000	2,999,280
1.52%, 10/21/2004	4,004,000	4,000,797
Total Short-Term Investments
(cost $6,999,884)		7,000,077

Total Investments (cost $91,956,460)	102.5%	102,391,078

Liabilities, Less Cash and Receivables	(2.5%)	(2,533,006)

Net Assets	100.0%	99,858,072

a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

Dreyfus Variable Investment Fund, Special Value Portfolio
Statement of Investments
September 30,2004 (Unaudited)

Common Stock-95.3%	Shares		Value($)

Aerospace & Defense-1.4%
Lockheed Martin	4,200		234,276
Northrop Grumman	4,400		234,652
			468,928

Biotechnology-1.1%
MedImmune	15,300	a	362,610

Capital Markets-7.3%
Bank of New York	30,100		878,017
Eaton Vance	11,400		460,446
Janus Capital Group	30,200		411,022
Merrill Lynch	7,000		348,040
National Financial Partners	7,700		275,506
			2,373,031

Chemicals-8.1%
Cambrex	12,300		269,985
du Pont (E.I.) de Nemours	14,400		616,320
Great Lakes Chemical	22,300		570,880
Lyondell Chemical	22,300		500,858
Olin	27,200		544,000
Westlake Chemical	7,300	a	162,790
			2,664,833

Commercial Services & Supplies-4.5%
Education Management	7,300	a	194,472
Hewitt Associates, Cl.A	12,100	a	320,166
ITT Educational Services	13,700	a	493,885
Manpower	10,600		471,594
			1,480,117

Communications Equipment-.8%
Nokia Oyj, ADR	20,100		275,772

Containers & Packaging-.8%
Temple-Inland	3,900		261,885

Diversified Financial Services-4.1%
Assured Guaranty	25,100		418,166
J.P. Morgan Chase & Co.	9,636		382,838
Principal Financial Group	15,200		546,744
			1,347,748

Diversified Telecommunications-1.7%
SBC Communications	21,600		560,520

Electronic Equipment & Instruments-2.7%
Agilent Technologies	11,000	a	237,270
Symbol Technologies	51,600		652,224
			889,494

Energy Equipment & Services-9.4%
Cooper Cameron	11,900	a	652,596
National-Oilwell	16,200	a	532,332
Rowan Cos.	31,400	a	828,960
Schlumberger	12,600		848,106
Todco, Cl. A	11,500	a	199,525

			3,061,519

Food & Staples Retailing-1.7%
Kroger	35,300	a	547,856

Healthcare Providers & Services-5.4%
CIGNA	6,900		480,447
Community Health Systems	7,800	a	208,104
Medco Health Solutions	21,200	a	655,080
Tenet Healthcare	38,900	a	419,731
			1,763,362

Household Products-1.2%
Kimberly-Clark	5,900		381,081

Insurance-8.3%
American International Group	6,900		469,131
Axis Capital Holdings	14,800		384,800
Conseco	19,600	a	346,136
St. Paul Travelers Cos.	14,202		469,518
UnumProvident	20,700		324,783
XL Capital	9,800		725,102
			2,719,470

Internet & Catalog Retailing-.6%
IAC/InterActive	8,900	a	195,978

Machinery-1.2%
Navistar International	10,800	a	401,652

Media-7.7%
DIRECTV Group	50,400	a	886,536
Interpublic Group of Companies	32,600	a	345,234
Radio One, Cl. D	24,300	a	345,789
Viacom, Cl. B	14,600		489,976
Westwood One	23,600	a	466,572
			2,534,107

Metals & Mining-8.1%
Alcoa	19,500		655,005
Aluminum of China, ADR	6,600		437,976
Arch Coal	5,300		188,097
Companhia Vale do Rio Doce, ADR	22,800	a	512,316
Consol Energy	5,200		181,428
GrafTech International	2,400	a	33,480
Harmony Gold Mining Co., ADR	47,900		652,398
			2,660,700

Paper & Forest Products-4.3%
Boise Cascade	20,100		668,928
International Paper	7,700		311,157
MeadWestvaco	13,100		417,890
			1,397,975

Pharmaceuticals-2.0%
GlaxoSmithKline, ADR	7,500		327,975
Pfizer	10,900		333,540
			661,515

Road & Rail-1.1%
CSX	10,600		351,920

Semiconductors & Semiconductor Equipment-.3%
Agere Systems, Cl. B	85,000	a	86,700

Software-6.5%
McAfee	30,000	a	603,000
Microsoft	30,800		851,620
PeopleSoft	16,400	a	325,540
TIBCO Software	38,900	a	331,039
			2,111,199

Specialty Retail-3.0%
Linens 'n Things	12,100	a	280,357
Toys "R" Us	23,600	a	418,664
Weight Watchers International	7,600	a	295,032
			994,053

Textiles & Apparel & Luxury Goods-1.5%
Polo Ralph Lauren	13,200		480,084

Utilities-.5%
Aquila	50,800	a	158,496

Total Common Stocks
(cost $28,915,820)			31,192,605

Other Investments-5.2%	Shares		Value($)

Registered Investment Companies:
Dreyfus Institutional Preferred Money Market Fund
(cost $1,709,000)	1,709,000	b	1,709,000

Total Investments(cost $30,624,820)	100.5%		32,901,605

Liabilities, Less Cash and Receivables	(.5%)		(151,909)

Net Assets	100.0%		32,749,696

a Non-income producing.
b Investments in affiliated money market mutual funds.
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND - LIMITED TERM HIGH YIELD PORTFOLIO

Statement of Investments
September 30,2004(Unaudited)
	Prinicipal
	Amount		Value ($)
Bonds And Notes - 83.0%

Advertising - .3%
RH Donnelley Financial:
Sr. Notes, 8.875%, 2010	48,000	a,b	54,480
Sr. Sub. Notes, 10.875%, 2012	32,000	a	38,960
			93,440
Aerospace & Defense - .4%
Argo-Tech,
Sr. Notes, 9.25%, 2011	78,000	a	84,045
K&F Industries,
Sr. Sub. Notes, Ser. B, 9.625%, 2010	45,000		50,288
			134,333
Agricultural Biotech - .2%
Seminis Vegetable Seeds,
Sr. Sub. Notes, 10.25%, 2013	50,000		56,000

Airlines - .9%
Delta Airlines,
Pass-Through Ctfs., Ser. 2001-1, Cl. B, 7.711%,2011	84,000		43,585
Northwest Airlines:
Pass-Through Ctfs., Ser. 1996-1, 7.67%, 2015	111,417		90,575
Sr. Notes, 10%, 2009	160,000	b	111,200
United AirLines,
Enhanced Pass-Through Ctfs., Ser. 1997-1A, 1.34%, 2049	50,366	c,d	41,324
			286,684
Auto Manufactering - .3%
Navistar International,
Sr. Notes, 7.5%, 2011	85,000		91,163

Auto Trucks & Parts - .6%
Airxcel,
Sr. Sub. Notes, Ser. B, 11%, 2007	20,000		19,900
Collins & Aikman Products:
Sr. Notes, 10.75%, 2011	47,000		47,235
Sr. Sub. Notes, 12.875%, 2012	57,000	a,b	52,868
HLI Operating,
Sr. Notes, 10.5%, 2010	18,000		19,710
United Components,
Sr. Sub. Notes, 9.375%, 2013	48,000		51,960
			191,673
Building & Construction - 1.2%
Atrium Cos.,
Sr. Sub. Notes, Ser. B, 10.5%, 2009	110,000		116,050
Owens Corning,
Notes, 7.7%, 2008	250,000	d	115,000
THL Buildco,
Sr. Sub. Notes, 8.5%, 2014	85,000	a	89,462
WCI Communities,
Sr. Sub. Notes, 10.625%, 2011	67,000		75,878
			396,390
Chemicals - 6.0%
Crompton,
Sr. Notes, 9.875%, 2012	143,000	a	150,865
HMP Equity,
Sr. Discount Notes, 0%, 2008	135,000		85,725

Huntsman,
Sr. Secured Notes, 11.625%, 2010	50,000		58,125
Huntsman ICI Chemicals,
Sr. Sub. Notes, 10.125%, 2009	392,000	b	413,560
Nalco,
Sr. Sub. Notes, 8.875%, 2013	275,000	b	297,000
OM Group,
Sr. Sub. Notes, 9.25%, 2011	213,000		223,117
Resolution Performance Products:
Notes, 8%, 2009	49,000		50,837
Sr. Sub. Notes, 13.5%, 2010	70,000		68,250
Rhodia:
Sr. Notes, 7.625%, 2010	221,000	b	207,188
Sr. Notes, 10.25%, 2010	192,000		199,680
Sr. Sub Notes, 8.875%, 2011	83,000	b	72,625
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011	96,000		106,080
			1,933,052
Commercial Services - .5%
Brickman,
Sr. Sub. Notes, Ser. B, 11.75%, 2009	62,000		71,920
United Rentals North America,
Sr. Sub. Notes, 7.75%, 2013	101,000		95,193
			167,113
Consumer Products - 1.1%
Ames True Temper,
Sr. Sub. Notes, 10%, 2012	85,000	a	87,231
Amscan,
Sr. Sub. Notes, 8.75%, 2014	110,000	a	112,750
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011	160,000	b	164,800
			364,781
Diversified Financial Services - 2.0%
BCP Caylux Holdings Luxembourg SCA,
Sr. Sub. Notes, 9.625%, 2014	200,000	a,b	217,000
Finova,
Notes, 7.5%, 2009	213,840		107,722
Stena,
Sr. Notes, 7.5%, 2013	66,000		66,412
Trump Casino Holdings/Funding,
First Priority Mortgage Notes, 11.625%, 2010	243,000		253,935
			645,069
Electric Utilities - 6.8%
Allegheny Energy Statutory Trust 2001:
Secured Notes, 10.25%, 2007	215,830	a	248,205
Secured Notes, 13%, 2007	11,169	a	11,783
Allegheny Energy Supply:
Bonds, 8.25%, 2012	418,000	a,b	463,980
Notes, 7.8%, 2011	56,000	b	60,900
CMS Energy,
Sr. Notes, 9.875%, 2007	159,000		177,484
Calpine:
Secured Notes, 8.5%, 2010	660,000	a,b	508,200
Secured Notes, 9.875%, 2011	66,000	a,b	52,140
Calpine Generating:
Secured Notes, 7.76%, 2010	65,000	a,b,c	62,075
Secured Notes, 11.17%, 2011	17,000	a,b,c	15,385
Nevada Power:
Mortgage, Bonds Ser. A, 8.25%, 2011	70,000		78,750
Mortgage Notes, 6.5%, 2012	32,000	a	33,200
Notes, Ser. E, 10.875%, 2009	63,000		73,316
Reliant Energy,
Sr. Secured, Notes, 9.25%, 2010	270,000	b	291,262

Sierra Pacific Resources,
Sr. Notes, 8.625%, 2014	129,000	a	140,610
			2,217,290
Electrical & Electronics - 1.3%
Dresser,
Sr. Sub. Notes, 9.375%, 2011	137,000		151,385
Fisher Scientific International,
Sr. Sub. Notes, 8%, 2013	162,000		182,250
Imax,
Sr. Notes, 9.625%, 2010	66,000	a,b	66,165
Rayovac,
Sr. Sub. Notes, 8.5%, 2013	32,000		34,880
			434,680
Entertainment - 1.5%
Argosy Gaming,
Sr. Sub. Notes, 9%, 2011	110,000	b	124,025
Bally Total Fitness,
Sr. Notes, 10.5%, 2011	178,000		169,990
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes, 6.375%, 2009	127,000		132,398
Six Flags,
Sr. Notes, 9.625%, 2014	63,000		59,220
			485,633
Environmental Control - 3.2%
Allied Waste:
Secured Notes, 6.375%, 2011	47,000		45,942
Sr. Notes, 7.875%, 2013	126,000	b	133,560
Sr. Notes, Ser. B, 7.625%, 2006	370,000		388,038
Sr. Notes, Ser. B, 8.5%, 2008	112,000		122,080
Sr. Notes, Ser. B, 8.875%, 2008	86,000		93,740
Sr. Secured Notes, Ser. B, 9.25%, 2012	56,000		62,580
Geo Sub,
Sr. Notes, 11%, 2012	56,000	a	53,200
Synagro Technologies,
Sr. Sub. Notes, 9.5%, 2009	61,000	b	65,575
Waste Services,
Sr. Sub. Notes, 9.5%, 2014	64,000	a,b	61,120
			1,025,835
Food & Beverages - 1.8%
Agrilink Foods,
Sr. Sub. Notes, 11.875%, 2008	16,000		16,800
Corn Products International:
Sr. Notes, 8.25%, 2007	57,000		63,128
Sr. Notes, 8.45%, 2009	57,000		65,550
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	62,000		69,285
Dole Food:
Debs., 8.75%, 2013	46,000		51,117
Sr. Notes, 8.625%, 2009	64,000		70,080
Sr. Notes, 8.875%, 2011	91,000		99,417
Land O'Lakes,
Sr. Notes, 8.75%, 2011	74,000	b	69,560
National Beef Packing,
Sr. Notes, 10.5%, 2011	63,000		64,890
			569,827
Gaming & Lodging - 5.6%
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010	174,000	b	200,100
Isle of Capri Casinos,
Notes, 9%, 2012	57,000		63,555
Kerzner International,
Notes, 8.875%, 2011	207,000		227,959
MGM Mirage:

Notes, 8.5%, 2010	129,000		147,221
Sr. Collateralized Notes, 6.95%, 2005	18,000		18,315
Mandalay Resort,
Sr. Notes, 6.5%, 2009	127,000		132,398
Park Place Entertainment:
Sr. Sub. Notes, 7.875%, 2005	152,000		160,360
Sr. Sub. Notes, 7.875%, 2010	79,000	b	89,665
Sr. Sub. Notes, 8.875%, 2008	321,000		366,742
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	194,000	b	224,070
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010	85,000	a	92,225
Wynn Las Vegas,
Second Mortgage, 12%, 2010	66,000	b	82,830
			1,805,440
Health Care - 4.8%
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014	57,000	a	61,275
Extendicare Health Services,
Sr. Notes, 9.5%, 2010	40,000		45,100
Hanger Orthopedic,
Sr. Notes, 10.375%, 2009	187,000	b	172,975
Healthsouth:
Sr. Notes, 6.875%, 2005	66,000		66,990
Sr. Notes, 7%, 2008	196,000	b	195,755
Mariner Health Care,
Sr. Sub. Notes, 8.25%, 2013	78,000	a	84,240
Province Healthcare,
Sr. Sub. Notes, 7.5%, 2013	198,000		224,235
Tenet HealthCare:
Notes, 7.375%, 2013	287,000	b	271,215
Sr. Notes, 9.875%, 2014	229,000	a	240,450
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	201,000		205,523
			1,567,758
Machinery - .9%
Case New Holland:
Sr. Notes, 6%, 2009	56,000	a	55,720
Sr. Notes, 9.25%, 2011	159,000	a,b	178,875
Hawk,
Sr. Notes, 12%, 2006	51,622	b	52,913
			287,508
Manufacturing - 2.0%
Hexcel,
Sr. Sub. Notes, 9.75%, 2009	237,000		250,035
JB Poindexter & Co,
Sr. Notes, 8.75%, 2014	152,000	a	161,500
Key Components/Finance,
Sr. Notes, 10.5%, 2008	79,000		81,370
MAAX,
Sr. Sub. Notes, 9.75%, 2012	29,000	a	30,885
Polypore,
Sr. Sub. Notes, 8.75%, 2012	68,000	a	70,890
Tyco International,
Notes, 5.8%, 2006	50,000		52,382
			647,062
Media - 10.1%
Adelphia Communications,
Sr. Notes, Ser. B, 7.75%, 2009	103,000	d	91,155
CSC Holdings:
Sr. Notes, 6.75%, 2012	168,000	a	169,260
Sr. Notes, 7.875%, 2007	123,000		131,149
Charter Communications Holdings:

Sr. Discount Notes, 0/11.75%, 2011	172,000	e	107,500
Sr. Notes, 8.75%, 2013	249,000	b	245,576
Sr. Notes, 10.25%, 2010	262,000		268,878
Sr. Notes, 10.75%, 2009	326,000		268,950
Dex Media East Finance,
Sr. Sub. Notes, Ser. B, 12.125%, 2012	207,000		258,750
Dex Media West Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	153,000		180,540
Granite Broadcasting,
Notes, 9.75%, 2010	131,000		121,830
Gray Television,
Sr. Sub. Notes, 9.25%, 2011	30,000		33,825
Kabel Deutschland,
Sr. Notes, 10.625%, 2014	87,000	a	95,265
LBI Media,
Sr. Discount Notes, 0/11%, 2013	97,000	e	70,446
Lodgenet Entertainment,
Sr. Sub. Debs., 9.5%, 2013	28,000		30,660
Nexstar Finance:
Sr. Discount Notes, 0/11.375%, 2013	148,000	e	114,145
Sr. Sub. Notes, 7%, 2014	215,000		212,850
Pegasus Communications,
Sr. Sub. Notes, Ser. B, 12.5%, 2007	467,000	b,d	305,885
Salem Communications,
Sr. Sub. Notes, Ser. B, 9%, 2011	138,000		151,800
Spanish Broadcasting System,
Sr. Sub. Notes, 9.625%, 2009	259,000		272,597
Young Broadcasting:
Sr. Sub. Notes, 8.75%, 2014	140,000		135,100
Sr. Sub. Notes, 10%, 2011	30,000		31,050
			3,297,211
Mining & Metals - 1.6%
AK Steel:
Sr. Notes, 7.75%, 2012	117,000	b	114,953
Sr. Notes, 7.875%, 2009	152,000	b	151,620
Consol Energy,
Notes, 7.875%, 2012	223,000		249,760
			516,333
Oil & Gas - 4.7%
Coastal:
Notes, 7.625%, 2008	256,000	b	259,200
Notes, 7.75%, 2010	257,000	b	258,285
Sr. Debs., 6.5%, 2008	57,000		55,860
El Paso Production,
Sr. Notes, 7.75%, 2013	109,000	b	109,817
Hanover Compressor:
Sr. Notes, 8.625%, 2010	66,000	b	71,940
Sr. Notes, 9%, 2014	84,000		92,610
Hanover Equipment Trust:
Sr. Secured Notes, Ser A., 8.5%, 2008	257,000		277,560
Sr. Secured Notes, Ser. B, 8.75%, 2011	11,000		12,073
McMoRan Exploration,
Sr. Notes, 6%, 2008	316,000	a	391,445
			1,528,790
Packaging & Containers - 2.2%
Jefferson Smurfit,
Sr. Notes, 8.25%, 2012	57,000		63,128
Owens-Brockway:
Sr. Notes, 8.25%, 2013	30,000		32,100
Sr. Secured Notes, 7.75%, 2011	60,000		64,200
Sr. Secured Notes, 8.875%, 2009	50,000		54,625
Pliant:
Sr. Secured Discount Notes, 0/11.125%, 2009	97,000		83,420

Sr. Secured Notes, 11.125%, 2009	31,000		32,395
Sr. Sub. Notes, 13%, 2010	62,000	b	53,630
Stone Container:
Sr. Notes, 8.375%, 2012	75,000		83,062
Sr. Notes, 9.75%, 2011	180,000		200,250
Tekni-Plex,
Sr. Secured Notes, 8.75%, 2013	55,000	a,b	52,525
			719,335
Paper & Forest Products - 2.7%
Appleton Papers,
Sr. Sub. Notes, 9.75%, 2014	85,000	a,b	87,975
Buckeye Technologies,
Sr. Notes, 8.5%, 2013	80,000		86,400
Georgia-Pacific:
Sr. Notes, 7.375%, 2008	123,000		134,685
Sr. Notes, 8.875%, 2010	485,000		569,875
			878,935
Pipelines - 2.6%
ANR Pipeline,
Notes, 8.875%, 2010	150,000		169,500
Dynegy:
Secured Notes, 9.875%, 2010	153,000	a	173,654
Secured Notes, 10.125%, 2013	316,000	a,b	364,980
Southern Natural Gas,
Notes, 8.875%, 2010	123,000		138,990
			847,124
Real Estate Investment Trust - .3%
La Quinta Properties,
Sr. Notes, 7%, 2012	85,000	a	89,994

Retail - 1.4%
Dillards,
Notes, 6.875%, 2005	6,000	b	6,180
JC Penney,
Sr. Notes, 8%, 2010	92,000		105,225
Jean Coutu,
Sr. Notes, 7.625%, 2012	42,000	a	42,945
Remington Arms,
Sr. Notes, 10.5%, 2011	23,000		21,965
Rite Aid:
Sr. Secured Notes, 8.125%, 2010	70,000		73,850
Sr. Secured Notes, 12.5%, 2006	64,000	b	72,960
Saks,
Sr. Notes, 7.5%, 2010	57,000		61,275
VICORP Restaurants,
Sr. Notes, 10.5%, 2011	64,000		64,000
			448,400
Structured Index - 3.9%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	190,000	a,f	180,785
Dow Jones CDX.NA.,
Credit Linked Notes, Ser. 3-2, 6.375%, 2009	1,073,000	a,g	1,095,801
			1,276,586
Technology - .3%
AMI Semiconductor,
Sr. Sub. Notes, 10.75%, 2013	81,000		94,770

Telecommunications - 10.3%
American Tower:
Sr. Notes, 7.125%, 2012	86,000	a	85,570
Sr. Notes, 7.5%, 2012	3,000		3,075
Sr. Notes, 9.375%, 2009	235,000		250,275
Sr. Sub. Notes, 7.25%, 2011	66,000	b	68,970

American Tower Escrow,
Discount Notes, 0%, 2008	30,000	h	22,500
Crown Castle International:
Sr. Notes, 7.5%, 2013	100,000		105,250
Sr. Notes, 9.375%, 2011	234,000	b	270,270
Sr. Notes, Ser. B, 7.5%, 2013	99,000		104,197
CSN Islands VIII,
Sr. Notes, 10%, 2015	85,000	a	85,425
Dobson Communications,
Sr. Notes, 8.875%, 2013	84,000	b	54,600
Fairpoint Communications,
Sr. Notes, 11.875%, 2010	30,000		34,350
Horizon PCS,
Sr. Notes, 13.75%, 2011	150,000	b,d	60,750
Innova S de RL,
Notes, 9.375%, 2013	128,000	b	139,840
MJD Communications,
Floating Rate Notes, Ser. B, 5.5575%, 2008	500,000	c	495,000
Nextel Partners,
Sr. Notes, 12.5%, 2009	77,000		89,320
Qwest:
Bank Note, Ser. A, 6.5%, 2007	187,000	c	194,012
Bank Note, Ser. B, 6.95%, 2010	42,000	c	41,475
Bank Note, Ser. B, 6.95%, 2010	8,000	c	7,900
Qwest Services,
Sr. Secured Notes, 13.5%, 2007	312,000	a,b	356,460
SBA Telecommunications,
Sr. Discount Notes, 0/9.75%, 2011	395,000	e	321,925
Spectrasite,
Sr. Notes, 8.25%, 2010	121,000		130,680
Ubiquitel Operations,
Sr. Notes, 9.875%, 2011	86,000	a	89,978
US Unwired,
Sr. Secured Notes, Ser. B, 10%, 2012	142,000	b	148,035
Western Wireless,
Sr. Notes, 9.25%, 2013	201,000		206,025
			3,365,883
Textiles & Apparel - .1%
Dan River,
Sr. Notes, 12.75%, 2009	135,000	a,b,d	25,650

Transportation - 1.4%
Atlantic Express Transportation,
Units, 12%, 2008	32,000	a	31,520
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	96,000		100,560
Gulfmark Offshore,
Sr. Notes, 7.75%, 2014	113,000	a,b	114,977
TFM, S.A. de C.V.,
Sr. Notes, 10.25%, 2007	214,000		222,560
			469,617
Total Bonds And Notes
(Cost $ 26,229,125)			26,959,357

Prefered Stock - 2.6%	Shares		Value ($)
Commercial Services - 0.7%
Kaiser Group Holdings,
Cum., $3.85	3,952		214,396

Diversified Financial Service - .1%
Williams Holdings Of Delaware,
Cum. Conv., $2.75	460	a,b	32,660

Media - 1.8%
Paxson Communications,
Cum. Conv., $975		54 a		368,508
Spanish Broadcasting System (Units)
Cum. Conv., Ser. B, $107.5		196		214,966
				583,474
Total Prefered Stock
(Cost $ 771,146)				830,530

Common Stock - 3.5%
Oil & Gas - 0.0%
Link Energy (Units)		35,228	i	1,761

Telecommunications - .4%
AboveNet		3,991	b,i	95,784
Neon Communications		10,724	i,j	29,491
				125,275
Textiles & Apparel - 3.1%
HCI Direct, Cl. A		60,714	i,j	1,007,852

Total Common Stock
(Cost $ 1,285,610)				1,134,889

Other- .0%
Chemicals - .0%
Huntsman (warrants)		32 a,i		7,376

Mining And Metals - .0%
Kaiser Group Holdings (rights)		17,554	i,j	0

Telecommunications - .0%
AboveNet (warrants)		647	i	1,188
Loral Cyberstar (warrants)		20,940	i	209
Neon Communications (warrants)		10,724	i,j	0
				1,397
Total Other
(Cost $ 25,344)				8,773

Other Investments- 9.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(Cost $3,120,000)		3,120,000	k	3,120,000

Investment of Cash Collateral for Securities Loaned-	23.9%
Registered Investment Company;
Dreyfus Institutional Cash Advanatage Plus Fund
(cost $7,781,815)		7,781,815	k	7,781,815

Total Investment (cost $ 39,213,040)		122.6%		39,835,364
Liabilites, Less Cash and Receivables		(22.6)%		(7,335,435)
Net Assets		100.0%		32,499,929

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and are deemed to be illiquid. At September 30, 2004, these securities amounted to $7,522,537 or 23.1% of net assets.
b All or a portion of these securities are on loan. At September 30, 2004, the total market value of the fund's securities on loan is
$7,454,961 and the total market value of the collateral held by the fund is $7,781,815.
c Variable rate security--interest rate subject to periodic change.
d Non-income producing-security in default.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity date.
f Security linked to Goldman Sachs Non-Energy-Excess Return Index.

g	Security linked to a portfolio of debt securities.
h	Unit represents bonds with warrants attached to purchase common stock.
i	Non-income producing security.
j	The value of these securities has been determined in good faith under the direction of the Board of Trustees.
k	Investments in affiliated money market funds

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
STATEMENT OF INVESTMENTS
September 30, 2004 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit --15.6%	Amount ($)		Value ($)

Chase Manhattan Bank USA
1.65%, 11/8/2004	7,000,000	a	7,000,000
Credit Agricole Indosuez (Yankee)
1.82%, 4/26/2005	5,000,000	a	4,999,429
Credit Suisse First Boston Inc. (Yankee)
1.60%, 10/12/2004	5,000,000		5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $16,999,429)			16,999,429
Commercial Paper --37.5%

Alliance & Leicester PLC
1.88%, 12/15/2004	3,000,000		2,988,313
Bank of America Corp.
1.88%, 12/20/2004	3,000,000		2,987,533
Beta Finance Inc.
2.03%, 3/14/2005	5,000,000	b	4,954,217
Deutsche Bank Financial LLC
1.90%, 10/1/2004	3,000,000		3,000,000
FCAR Owner Trust
1.61%, 10/19/2004	4,000,000		3,996,780
General Electric Capital Corp.
1.51%, 10/1/2004	5,000,000		5,000,000
General Electric Capital Services Inc.
1.60%, 10/19/2004	4,000,000		3,996,800
Mane Funding Corp.
1.64%, 11/9/2004	5,000,000	b	4,991,171
Natexis Banques Populaires U.S. Finance Co. LLC
1.60%, 11/8/2004	5,000,000		4,991,608
UBS Finance Delaware LLC
1.88%, 10/1/2004	4,000,000		4,000,000
Total Commercial Paper
(cost $40,906,422)			40,906,422
Corporate Notes --19.2%

Lehman Brothers Holdings Inc.
1.78%, 5/16/2005	5,000,000	a	5,000,000
Merrill Lynch & Co. Inc.
1.80%, 1/31/2005	8,000,000	a	8,000,000
Sigma Finance Inc.
1.82%, 1/31/2005	8,000,000	a, b	7,999,604
Total Corporate Notes
(cost $20,999,604)			20,999,604
Promissory Notes --4.6%

Goldman Sachs Group Inc.
1.29%, 10/12/2004
(cost $5,000,000)	5,000,000	c	5,000,000
U.S. Government Agencies --20.1%

Federal Home Loan Banks, Notes
1.41%, 3/11/2005	8,000,000		8,000,000
Federal National Mortgage Association, Notes
1.35%-1.57%, 2/14/2005 - 5/13/2005	14,000,000		14,000,000
Total U.S. Government Agencies
(cost $22,000,000)			22,000,000

Time Deposits --3.0%

State Street Bank & Trust Co. (Grand Cayman)
1.87%, 10/1/2004
(cost $3,271,000)	3,271,000	3,271,000

Total Investments (cost $109,176,455)	100.0%	109,176,455

Cash and Receivables (Net)	0.0%	21,374

Net Assets	100.0%	109,197,829

a Variable interest rate - subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
transactions exempt from registration, normally to qualified institutional buyers.	At September 30, 2004, these securities
amounted to $17,944,992 or 16.4% of net assets. These securities have been determined to be liquid by the Funds Board.
c This note was acquired for investment, and not with the intent to distribute or sell. This security is restricted to public resale. This security was acquired on 4/15/2004 at a cost of $5,000,000. At September 30, 2004, the aggregate value of this security was $5,000,000 or 4.6% of net assets and is valued at amortized cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND - QUALITY BOND PORTFOLIO

Statement of Investments
September 30,2004 (Unaudited)
	Prinicipal
	Amount a		Value ($)
Bonds and Notes - 106.3%
Aerospace & Defense - .4%
General Dynamics,
Sr. Notes, 4.5%, 2010	1,002,000		1,024,838

Airlines - .5%
American Airlines,
Pass-Through Ctfs.:
Ser. AMBC, 3.857%, 2010	603,870		595,945
Ser. 1999-1, 7.024%, 2009	413,000		406,103
Continental Airlines,
Pass-Through Ctfs.,
Ser. 1998-1, Cl. A, 6.648%, 2017	105,728		99,031
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2008	270,471	b	27
			1,101,106
Asset - Backed Ctfs.- Credit Cards - .9%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	1,850,000		2,054,016

Asset - Backed Ctfs. - Home Equity Loans - 4.6%
Ameriquest Mortgage Securities,
Ser. 2003-IA1, Cl. A4, 4.965%, 2033	3,500,000		3,549,010
Argent Securities,
Ser. 2004-W5, Cl. AF4, 4.01%, 2034	3,000,000		2,920,200
Equity One ABS,
Ser. 2004-3, Cl. AF3, 4.265%, 2034	1,590,000		1,602,007
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	2,298,000		2,313,900
			10,385,117
Auto Manufacturing - 1.4%
General Motors,
Sr. Debs, 8.375%, 2033	2,976,000		3,168,750

Banking - 3.2%
Bank of America,
Sr. Notes, 5.375%, 2014	844,000		878,132
Danske Bank,
Bonds, 5.914%, 2049	765,000	c,d	806,124
HBOS Capital,
Notes, 6.071%, 2049	2,590,000	c	2,743,344
Rabobank Capital Funding II,
Bonds, 5.26%, 2049	800,000	c	808,521
Wells Fargo & Co.,
Sub. Notes, 4.625%, 2014	2,000,000	d	1,982,904
			7,219,025
Commercial Mortgage Pass - Through Ctfs. - .7%
Salomon Brothers Mortgage Securities VII,
Ser. 2002-KEY2, Cl. A1, 3.222%, 2036	1,522,203		1,526,412

Diversified Financial Service - 3.8%
American Express,
Notes, 4.875%, 2013	552,000		560,654
Citigroup,
Sub. Notes, 5% 2014	2,000,000	c	2,006,378

Ford Motor Credit:
Notes, 2.07%, 2007		285,000	e	279,840
Notes, 2.79%, 2007		785,000	e	784,732
General Electric Capital,
Notes, Ser. A, 5.875%, 2012		992,000		1,078,462
Morgan Stanley,
Sub. Notes, 4.75%, 2014		3,962,000		3,842,736
				8,552,802
Electric Utilities - 1.8%
CenterPoint Energy Houston Electric,
Mortgage Notes, Ser. K2, 6.95%, 2033		614,000		704,584
Jersey Central Power & Light,
First Mortgage, 5.625%, 2016		849,000	c	889,530
Pacific Gas & Electric,
First Mortgage, 4.8%, 2014		762,000		757,753
Public Service Co. of Colorado,
First Collateral Trust Bonds, Ser. 12, 4.875%, 2013		1,057,000		1,077,473
SCANA,
Sr. Notes, 2.16125%, 2006		702,000	e	703,735
				4,133,075
Food & Beverages - .1%
Pepsi Bottling,
Sr. Notes, Ser. B, 7%, 2029		255,000	d	302,361

Foreign Governmental - 10.4%
Byggingarsjodur Verkamanna:
Bonds, Ser. 1, 3.75%, 2024	ISK	78,639,270		1,098,640
Bonds, Ser. 3, 3.75%, 2044	ISK	56,000,000		807,003
Canadian Government,
Bonds, 4%, 2031	CAD	790,000	f	961,383
New Zealand Government,
Bonds, Ser. 413, 6.5%, 2013	NZD	6,645,000		4,616,338
Poland Government,
Bonds, Ser. 1013, 5%, 2013	PLZ	34,200,000		8,600,596
Republic of Philippines,
Bonds, 8.875%, 2015		570,000		570,713
Ukraine Government,
Sr. Notes, 11%, 2007		977,695		1,068,131
United Mexican States:
Bonds, 8.3%, 2031		2,300,000		2,622,000
Notes, Ser. A, 6.75%, 2034		315,000		303,345
Notes, Ser A, 7.5%, 2033		2,930,000		3,086,755
				23,734,904
Gaming & Lodging - .3%
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009		560,000	c	646,800

Health Care - .6%
Bristol-Myers Squibb,
Notes, 5.75%, 2011		749,000		804,364
Manor Care,
Notes, 6.25%, 2013		465,000		501,571
				1,305,935
Manufacturing - .4%
Tyco International,
Notes, 5.8%, 2006		885,000		927,154

Media - .8%
Comcast Cable Communications:
Notes, 8.375%, 2013		588,000		713,182
Sr. Notes, 6.5%, 2015		1,115,000		1,206,633
				1,919,815
Oil & Gas - .6%

Kerr-McGee,
Notes, 6.95%, 2024	1,195,000		1,276,976

Property-Casualty Insurance - .5%
Aspen Insurance,
Sr. Notes, 6%, 2014	1,100,000	c	1,109,494

Real Estate Investment Trust - .1%
EOP Operating,
Sr. Notes, 7%, 2011	195,000		219,365

Residential Mortgage Pass- Through Ctfs. - .7%
Bank of America Mortgage Securities II,
Ser. 2003-8, Cl. B4, 4.75%, 2018	176,155	c	156,881
Bank of America Mortgage Securities III,
Ser. 2004-3, Cl. B4, 4.875%, 2019	128,970	c	113,793
GMAC Mortgage Corp Loan Trust,
Ser. 2004-J1, Cl. B1, 5.5%, 2034	719,158	c	615,217
Residential Asset Securitization Trust,
Ser. 2003-A12, Cl. B4, 5%, 2018	161,100	c	146,037
Wells Fargo Mortgage Backed Securities Trust II,
Ser. 2003-3, Cl. B4, 5.25%, 2033	467,405	c	464,045
			1,495,973
Retail - .7%
Yum Brands,
Sr. Notes, 8.875%, 2011	1,325,000		1,649,571

Structured Index - 3.6%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	2,275,000	c,g	2,164,663
HSBC Bank USA Tranched Investment-Grade
Enhanced Return Securities ("TIGERS"):
Medium Term Notes, Ser. 2003-2, 4.76%, 2008	3,450,000	c,e,h	3,471,735
Medium Term Notes, Ser. 2003-3, 4.76%, 2008	2,556,000	c,e,h	2,562,247
			8,198,645
Technology - .6%
First Data,
Notes, 4.85%, 2014	1,338,000		1,346,852

Telecommunications - .6%
British Telecommunications,
Notes, 8.375%, 2010	882,000		1,064,888
Sprint Capital,
Sr. Notes, 6%, 2007	265,000		280,656
			1,345,544
U.S. Government - 27.1%
U.S. Treasury Bonds,	4,976,000		5,037,205
11.625%, 11/15/2004
U.S. Treasury Inflation Protected Securities,
3.375%, 4/15/2032	24,360,826	i	30,799,487
Principal Strips,
0%, 4/15/2029	2,500,000	i	1,674,756
U.S. Treasury Notes:
3.375%, 9/15/2009	795,000		795,404
4.25%, 8/15/2014	336,000		339,622
4.75%, 5/15/2014	290,000		304,500
7.5%, 2/15/2005	22,033,000		22,495,913
			61,446,887
U.S. Government Agencies/Mortgage Backed - 41.9%
Federal Home Loan Mortgage Corp.:
5.5%, 7/1/2034-9/1/2034	307,350		315,232
REMIC Trust, Gtd. Pass-Through Ctfs.:
Ser. 2586, Cl. WE, 4%, 12/15/2032	2,009,209		2,007,409

Ser. 2693, Cl. MH, 5.5%, 9/15/2027		5,000,000		4,831,616
(Interest Only Obligations):
Ser. 1916, Cl. Pl. 7%, 12/15/2011		323,618	j	31,278
Ser. 1999, Cl. PW, 7%, 8/15/2026		3,259	j	20
Ser. 2764, Cl. IT, 5%, 6/15/2027		7,390,400	j	1,544,886
Federal National Mortgage Association:
5.5%, 8/1/2034-9/1/2034		8,992,511		9,130,897
6%, 1/1/2029-9/1/2034		1,729,716		1,799,798
6.88%, 2/1/2028		1,293,054		1,456,658
7%, 6/1/2029-9/1/2029		356,097		378,354
Government National Mortgage Association I:
5.5%		5,214,965	k	5,304,559
5.5%, 4/15/2033-9/15/2034		26,442,368		21,641,721
6%		19,062,000	k	19,758,907
6%, 02/15/2029-12/15/2033		24,836,149		25,799,301
Project Loan,
8%, 9/15/2008		76,388		79,395
Government National Mortgage Association II:
7%, 9/20/2028-7/20/2029		53,238		56,726
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029		1,000,000		1,049,688
				95,186,445
Total Bonds and Notes
(cost $250,770,980)				241,277,862

		Face Amount
		Covered by
Options- .2%		Contracts ($)		Value ($)
Call Options;
U.K. 10 Year Interest Rate Swaption,
September 2005 @ 5.25%	GBP	8,595,000		326,087
(cost $272,924)

Other Investments-.3%
Registered Investment Company:
Dreyfus Institutional Preferred Plus Money Market Fund		724,000	l	724,000
(cost $724,000)

Investment of Cash Collateral for Securities Loaned-1.4%		Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,232,600)		3,232,600	l	3,232,600

Total Investment (cost $255,000,504)		108.2%		245,560,549
Liabilities, Less Cash and Receivables		(8.2)%		(18,654,555)
Net Assets		100.0%		226,905,994

a Principal amount stated in U.S Dollars unless otherwise noted.
CAD-Canadian Dollars
GPB-British Pound
ISK-Icelandic Krona
NZD-New Zealand Dollars
PLZ- Polish Zlotty
b Non-income producing-security in default.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers and are deemed to be liquid
At September 30, 2004, these securities amounted to $18,704,809 or 8.2% of net assets.
d All or a portion of these securities are on loan. At September 30, 2004, the total market value of the fund's securities on loan is
$3,091,389 and the total market value of the collateral held by the fund is $3.232.600.
e Variable rate security--interest rate subject to periodic change.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Canadian Consumer Price Index.
g Security linked to Goldman Sachs Non-Energy Index-Excess Return Index.

h	Security linked to a portfolio of debt securities.
i	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
j	Notional face amount shown.
k	Purchased on a forward commitment basis.
l	Investments in affiliated money market funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND - QUALITY BOND PORTFOLIO
Statement of Options Written
9/30/2004 (Unaudited)

	Face Amount
	Covered by
Issuer	Contracts ($)	Value($)

Call Options:
British Pound
September 2005 @ 1.8 GBP	8,595,000	299,359

Republic of Philippines
8.875%, 3/17/2015, October 2004 @ $100.5	570,000	1,995

U.K. 10 Year Interest Rate Swaption
September 2005 @ 4.60%	8,595,000	75,230

United Mexican States
7.5%, 4/8/2033, October 2004 @ $106.4	2,300,000	11,730
8.3%, 8/15/2031, October 2004 @ $115.13	2,300,000	13,570

Put Options;
U.K. 10 Year Interest Rate Swaption
September 2005 @ 5.85%	8,595,000	69,389

(Premium received $371,799)		471,273

Dreyfus Variable Investment Fund, Balanced Portfolio
Statement of Investments
September 30, 2004 (Unaudited)

Common Stocks-60.4%	Shares	Value($)

Consumer Discretionary-5.8%
Carnival	3,500	165,515
Clear Channel Communications	4,000	124,680
Comcast, Cl. A	9,537 a	269,325
Federated Department Stores	5,000	227,150
Hilton Hotels	12,000	226,080
Home Depot	11,700	458,640
J.C. Penney	8,000	282,240
Lamar Advertising	9,000 a	374,490
Liberty Media, Cl. A	19,000 a	165,680
PETsMART	9,000	255,510
Staples	9,000	268,380
Target	7,300	330,325
The Gap	12,000	224,400
Time Warner	22,500 a	363,150
Univision Communications, Cl. A	9,000 a	284,490
Viacom, Cl. B	12,000	402,720
Walt Disney	14,000 a	315,700
		4,738,475
Consumer Staples-5.3%
Altria Group	12,000	564,480
Coca-Cola	11,200	448,560
Colgate-Palmolive	7,000	316,260
Dean Foods	8,000 a	240,160
General Mills	4,000	179,600
Kellogg	7,000	298,620
PepsiCo	10,300	501,095
Procter & Gamble	12,200	660,264
Wal-Mart Stores	20,200	1,074,640
		4,283,679
Energy-4.7%
Anadarko Petroleum	9,000	597,240
BP, ADR	5,000	287,650
ChevronTexaco	14,000	750,960
ConocoPhillips	4,000	331,400
Exxon Mobil	27,400	1,324,242
Schlumberger	8,000	538,480
		3,829,972
Financials-13.5%
American Express	7,000	360,220
American International Group	13,200	897,468
Axis Capital Holdings	7,000	182,000
Bank of America	25,906	1,122,507
Bank of New York	10,300	300,451
CIT Group	10,000	373,900
Capital One Financial	6,000	443,400
Citigroup	24,900	1,098,588
Countrywide Financial	12,000	472,680
Fannie Mae	9,200	583,280
Fidelity National Financial	10,200	388,620
Fifth Third Bancorp	8,000	393,760
First Horizon National	4,000	173,440
Freddie Mac	6,000	391,440
Goldman Sachs Group	5,700	531,468
J.P. Morgan Chase & Co.	18,260	725,470
MBNA	11,150	280,980
Merrill Lynch	9,000	447,480
Morgan Stanley	9,000	443,700
U.S. Bancorp	11,000	317,900
Wachovia	9,000	422,550
Wells Fargo	10,400	620,152
		10,971,454
Health Care-8.2%
Abbott Laboratories	6,500	275,340
Amgen	5,600 a	317,408
Bard (C.R.)	5,000	283,150
Becton, Dickinson & Co.	7,000	361,900
Bristol-Myers Squibb	10,000	236,700
Community Health Systems	8,000 a	213,440
Eli Lilly & Co.	7,000	420,350
Genzyme	6,000 a	326,460
Guidant	3,000	198,120
Hospira	11,650 a	356,490
Johnson & Johnson	15,100	850,583
Medtronic	9,000	467,100
Merck & Co.	9,200	303,600
Novartis, ADR	7,000	326,690
PacifiCare Health Systems	5,000 a	183,500
Pfizer	30,300	927,180
Schering-Plough	13,000	247,780
Thermo Electron	5,100 a	137,802
Wyeth	7,000	261,800
		6,695,393

Industrials-6.9%
AMR	24,000 a	175,920
Caterpillar	4,000	321,800
Corinthian Colleges	7,000 a	94,360
Danaher	6,000	307,680
Deere & Co.	7,000	451,850
Emerson Electric	6,000	371,340
General Electric	52,800	1,773,024
Illinois Tool Works	5,000	465,850
Rockwell Collins	7,000	259,980
3M	4,400	351,868
Tyco International	11,000	337,260
United Parcel Service	5,000	379,600
United Technologies	3,800	354,844
		5,645,376
Information Technology-9.3%
Accenture, Cl. A	10,000 a	270,500
Altera	9,000 a	176,130
Amdocs	9,000 a	196,470
Cisco Systems	31,400 a	568,340
Computer Sciences	6,000 a	282,600
Dell Computer	12,100 a	430,760
First Data	8,000	348,000
Hewlett-Packard	18,727	351,131
Intel	29,600	593,776
International Business Machines	10,700	917,418
Microsoft	51,600	1,426,740
Motorola	14,000	252,560
National Semiconductor	8,000	123,920
Oracle	25,500 a	287,640
QUALCOMM	8,000	312,320
SAP, ADR	5,000	194,750
SunGard Data	11,000 a	261,470
Texas Instruments	11,000	234,080
VeriSign	17,000 a	337,960
		7,566,565
Materials-2.9%
Air Products & Chemicals	7,000	380,660
Alcoa	9,100	305,669
E.I du Pont de Nemours	9,000	385,200
PPG Industries	6,000	367,680
Praxair	10,600	453,044
Sigma-Aldrich	4,000	232,000
Weyerhaeuser	4,000	265,920
		2,390,173
Technology-.2%
International Game Technology	5,000	179,750
Telecommunication Services-1.6%
BellSouth	8,600	233,232
SBC Communications	11,100	288,045
Sprint	16,500	332,145
Verizon Communications	12,000	472,560
		1,325,982
Utilities-2.0%
Consolidated Edison	6,000	252,240
Dominion Resources	5,000	326,250
Exelon	9,000	330,210
FPL Group	4,000	273,280
KeySpan	5,000	196,000
Southern	9,000	269,820
		1,647,800
Total Common Stocks
(cost $ 43,110,332)		49,274,619

	Principal
Bonds and Notes-38.3%	Amount($)	Value($)

Asset-Backed Certificates-.4%
MBNA Credit Card Master Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 7/15/2014	233,000	258,695
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 8/25/2035	294,000	296,034
		554,729
Auto Manufacturing-.3%
General Motors,
Debs., 8.375%, 7/15/2033	176,000	187,399

Banks-.6%
Bank of America,
Sr. Notes, 4.375%, 12/1/2010	445,000	449,031
Wells Fargo & Co.,
Sub. Notes, 4.625%, 4/15/2014	325,000	322,222
		771,253
Beverages-.2%
Miller Brewing,
Notes, 4.25%, 8/15/2008	90,000 b	91,570
Pepsi Bottling Group,
Sr. Notes, 7%, 3/1/2029	60,000	71,144
		162,714

Commercial Mortgage Pass-Through Ctfs.-.6%
CS First Boston Mortgage Securities Corp.,
Ser. 1998-C1, Cl. A1A, 6.26%, 5/17/2040	124,197	126,627
Salomon Brothers Mortgage Securities Corp.,
Ser. 2002-KEY2, Cl. A1, 3.222%, 3/18/2036	351,683	352,656
		479,283
Computers-.1%
International Business Machines,
Sr. Notes, 4.75%, 11/29/2012	45,000	45,712

Cosmetics/Personal Care-.2%
Kimberly-Clark,
Notes, 5%, 8/15/2013	165,000	171,270

Data Processing-.2%
First Data Corp.,
Notes, 4.85%, 10/1/2014	178,000	179,178

Diversified Financial Services-1.0%
Boeing Capital,
Bonds, 5.8%, 1/15/2013	53,000	56,960
Ford Motor Credit:
Notes, 2.07%, 3/13/2007	35,000 c	34,366
Notes, 2.79%, 9/28/2007	105,000 c	104,964
General Elec Cap Corp.,
Notes, 5.875%, 2/15/2012	116,000	126,110
Goldman Sachs,
Notes, 3.875%, 1/15/2009	170,000 d	170,338
Morgan Stanley,
Sub. Notes, 4.75%, 4/1/2014	315,000	305,518
		798,256

Electric Utilities-.5%
Public Service Colorado,
Bonds, 4.875%, 3/1/2013	101,000	102,956
TXU Energy,
Sr. Notes, 7%, 3/15/2013	215,000	243,147
		346,103
Electrical Components & Equipment-.2%
Emerson Electric,
Bonds, 4.5%, 5/1/2013	120,000	119,448

Forest Products & Paper-.1%
International Paper,
Notes, 5.85%, 10/30/2012	40,000 d	42,329

Insurance-.4%
Aspen Insurance,
Sr. Notes, 6%, 8/15/2014	145,000 b	146,252
Chubb,
Notes, 6%, 11/15/2011	50,000	54,131
MetLife,
Sr. Notes, 5.375%, 12/15/2012	110,000	114,242
		314,625
Manufacturing-.1%
Tyco International,
Notes, 5.8%, 8/1/2006	70,000	73,334

Medical Services-.3%
Unitedhealth Group,
Sr. Notes, 3.3%, 1/30/2008	250,000	248,584

Mining & Metals-.1%
Alcoa,
Notes, 4.25%, 8/15/2007	35,000	35,977

Office/Business Equipment-.4%
Pitney Bowes,
Notes, 4.75%, 5/15/2018	300,000	292,788

Oil & Gas-.2%
ConocoPhillips,
Notes, 4.75%, 10/15/2012	120,000	121,880

Real Estate-.1%
EOP Operating,
Sr. Notes, 7%, 7/15/2011	60,000	67,497

Residential Mortgage Pass-Through Ctfs.-1.0%
Argent Securities,
Ser. 2004-W5, Cl. AF4, 4.01%, 4/25/2034	200,000	194,680
Equity One,
Ser. 2004-3, Cl. AF3, 4.265%, 7/25/2034	203,000	204,533
Residential Asset Mortgage Products,
Ser. 2003-RS8, Cl. A4, 4.223%, 9/25/2028	390,000	394,596
		793,809
Restaurants-.3%
Yum! Brands,
Sr. Notes, 8.875%, 4/15/2011	180,000	224,093

Structured Index-1.7%
Morgan Stanley TRACERS,
Ser. 2002-1, 5.878%, 3/1/2007	1,305,000 b,e	1,369,738

Telecommunications-.6%
British Telecommunications,
Notes, 8.375%, 12/15/2010	172,000	207,665
Motorola,
Sr. Notes, 8%, 11/1/2011	70,000	84,254
Sprint Capital,
Notes, 6%, 1/15/2007	37,000	39,186
Verizon Florida,
Debs., 6.125%, 1/15/2013	93,000	99,402
Verizon Wireless Capital,
Notes, 5.375%, 12/15/2006	30,000	31,419
		461,926
U.S. Government-12.4%
U.S. Treasury Bonds:
11.625%, 11/15/2004	1,943,000	1,966,899
5.375%, 2/15/2031	2,291,000	2,454,944
U.S. Treasury Notes:
7.5%, 2/15/2005	1,965,000	2,006,285
1.625%, 2/28/2006	352,000	348,521
1.5%, 3/31/2006	167,000	164,873
3.375%, 9/15/2009	702,000	702,357
4.75%, 5/15/2014	476,000	499,800
4.25%, 8/15/2014	470,000	475,066
U.S Treasury Inflation Protection Securities,
3.562%, 4/15/2032	1,094,000	1,475,958
		10,094,703
U.S. Government Agencies/Mortgage-Backed-16.3%
Federal Home Loan Mortgage Corp.:
Mortgage Backed:
4%, 7/15/2022	247,911	250,167
4%, 9/15/2027	300,000	289,897
5.5%, 7/1/2034	41,531	42,165
5.5%, 9/1/2034	85	533
Federal National Mortgage Association:
Mortgage Backed:
6.406%, 1/1/2011	644,289	708,309
6.88%, 2/1/2028	738,888	832,376
6%, 5/25/2033	21,492	23,346
5.5%, 8/1/2034	109,929	111,543
5.5%, 9/1/2034	1,108,958	1,126,057
6%, 9/1/2034	490,583	508,335
Government National Mortgage Association I:
Mortgage Backed:
5.5%	1,209,587 f	1,230,368
6%	1,341,000 f	1,390,027
6%, 3/15/2029	417,562	434,394
6%, 6/15/2029	53,226	55,405
5.5%, 12/20/2029	159,000	166,900
6%, 12/15/2031	318,584	331,127
6%, 2/15/2032	426,422	442,946
6%, 3/15/2032	63,440	65,898
6%, 4/15/2032	55,825	57,988
6%, 5/15/2032	63,533	65,995
6%, 12/15/2032	88,855	92,298
5.5%, 4/15/2033	817,498	833,586
6%, 12/15/2033	1,182,234	1,228,045
6%, 1/15/2034	1,887,544	1,960,083
5.5%, 9/15/2034	1,044,721	1,064,957
		13,312,745
Total Bonds and Notes
(cost $ 31,258,290)		31,269,373

Other Investments-2.8%
Registered Investment Companies
Dreyfus Institutional Preferred Plus Money Market Fund	2,240,000 g	2,240,000
Total other Investments
(cost $ 2,240,000)		2,240,000

Investment of Cash Collateral for Securities Loaned--.3%	Shares	Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $215,060)	215,060 g	215,060

Total Investments(cost $ 76,823,682)	101.8%	82,999,052

Liabilities, Less Cash and Receivables	-1.8%	(1,471,007)

Net Assets	100.0%	81,528,045

a Non-income producing.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At September 30, 2004, these securities amounted to $ 1,607,560 or approximately 2% of net assets.
These securities have been deemed liquid.
c Variable rate security- interest rate subject to periodic change.
d All or a portion of these securities are on loan. At September 30, 2004, the total market value of the fund's securities on loan is $208,433 and the total market value of the collateral held by the fund is $ 215,060.
e Security linked to a portfolio of investment grade debt securities.
f Purchase on a forward commitment basis.
g Investments in affiliated money market mutual funds.
h Securities valuation policies and other investment related disclosures are hereby incorporated by referenece the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Variable Investment Fund, Small Company Stock Portfolio
Statement of Investments
September 30, 2004 (Unaudited)

Common Stocks--100.7%	Shares		Value ($)

Consumer Cyclical--14.6%
Alaska Air Group	4,000	a	99,120
bebe stores	9,335		197,155
CEC Entertainment	4,160	a	152,880
Callaway Golf	17,460		184,552
Choice Hotels International	5,240		301,772
Dick's Sporting Goods	6,830	a	243,285
ExpressJet Holdings	13,940	a	139,539
Finish Line, Cl. A	4,980		153,982
GameStop, Cl. A	8,170	a	151,227
Guess?	9,600	a	170,976
Hibbett Sporting Goods	8,900	a	182,361
Kerzner International	4,380	a	192,589
Lone Star Steakhouse & Saloon	8,780		226,787
Multimedia Games	7,050	a	109,275
NBTY	11,230	a	242,119
Oakley	13,520		160,888
Oshkosh Truck	5,370		306,412
Pacific Sunwear of California	10,100	a	212,605
Polaris Industries	3,870		216,023
RC2	2,190	a	72,051
Regal Entertainment Group, Cl. A	5,890		112,499
SCP Pool	6,435		172,072
Shuffle Master	4,495	a,b	168,383
Sonic	13,090	a	335,497
Stage Stores	5,150	a	176,233
Steak n Shake	11,310	a	193,175
Toro	4,080		278,664
Tractor Supply	4,100	a	128,904
Urban Outfitters	4,040	a	138,976
Wabash National	7,190	a	197,509
West Marine	6,800	a	145,384
Wolverine World Wide	8,690		218,988
Yankee Candle	3,290	a	95,278
Zale	7,020	a	197,262
			6,274,422

Consumer Staples--1.4%
American Italian Pasta, Cl. A	4,670	b	122,120
Fresh Del Monte Produce	4,680	b	116,579
Performance Food Group	7,500	a	177,750
Ralcorp Holdings	4,940		178,334
			594,783

Energy--8.8%

AGL Resources	5,120	157,542
American States Water	1,470	36,603
Cal Dive International	7,310 a	260,382
Cimarex Energy	8,520 a	297,689
Energen	5,780	297,959
Energy Partners	12,450 a	202,686
Forest Oil	5,260 a	158,431
Frontier Oil	7,070	166,923
Headwaters	3,740 a,b	115,416
Helmerich & Payne	5,900	169,271
Magnum Hunter Resources	15,100 a	174,254
New Jersey Resources	6,660	275,724
Oil States International	9,160 a	171,292
Patina Oil & Gas	6,650	196,640
Plains Exploration & Production	8,450 a	201,617
Southwestern Energy	8,020 a	336,760
Todco, Cl. A	7,800 a	135,330
Unit	12,320 a	432,186
		3,786,705

Health Care--9.4%
AMERIGROUP	4,110 a	231,188
Advanced Medical Optics	6,110 a,b	241,773
American Medical Security Group	7,690 a	246,003
Bradley Pharmaceuticals	8,340 a,b	169,719
CONMED	5,520 a	145,176
Cooper Cos.	5,950	407,873
Diagnostic Products	4,280	174,924
Haemonetics	4,840 a	158,946
IDEXX Laboratories	5,120 a	259,789
Mentor	3,690	124,279
Merit Medical Systems	10,475 a	158,277
Mine Safety Appliances	2,730	111,166
PSS World Medical	15,440 a	155,018
Pediatrix Medical Group	3,800 a	208,430
PolyMedica	6,650	204,820
RehabCare Group	8,420 a	193,913
Sierra Health Services	5,670 a	271,763
Techne	3,440 a	131,339
United Therapeutics	4,800 a	167,664
VCA Antech	8,240 a	169,991
VISX	6,290 a	129,574
		4,061,625

Interest Sensitive--16.9%
Arch Capital Group	3,030 a	117,988
BankUnited Financial, Cl. A	9,170 a	267,305
Capital Automotive	5,690	177,926
Cohen & Steers	10,600	163,664
Commerce Group	3,060	148,104
Downey Financial	3,410	187,414
East West Bancorp	4,500	151,155

Equity One	11,160	218,959
First American	7,150	220,434
First Bancorp	3,750	181,125
First Midwest Bancorp	6,360	219,802
FirstFed Financial	5,270 a	257,597
Flagstar Bancorp	15,970	339,842
Fremont General	8,900	206,035
HomeBanc	17,800 a	160,200
Horace Mann Educators	9,810	172,460
Hudson United Bancorp	6,370	234,734
IPC Holdings	6,680	253,907
IndyMac Bancorp	4,590	166,158
Jackson Hewitt Tax Service	18,560	375,469
La Quinta	17,550 a	136,890
MAF Bancorp	4,560	196,673
MeriStar Hospitality	23,300 a	126,985
New Century Financial	6,680 a	402,270
Newcastle Investment	7,450	228,715
Northwest Bancorp	6,490	147,128
Platinum Underwriters Holdings	4,710	137,909
R&G Financial, Cl. B	4,420	170,833
Raymond James Financial	5,800	139,896
Republic Bancorp	9,200	141,680
South Financial Group	10,600	298,920
UCBH Holdings	5,570	217,620
UICI	10,570	346,062
U.S.I. Holdings	9,310 a	127,082
Wintrust Financial	4,030	230,838
		7,269,779

Producer Goods--24.6%
AMCOL International	7,090	135,561
Acuity Brands	6,580	156,407
Albemarle	4,400	154,396
Applied Industrial Technologies	4,500	160,830
AptarGroup	4,420	194,347
Arch Coal	4,250	150,833
Armor Holdings	6,660 a	277,123
Beacon Roofing Supply	1,300 a,b	21,320
Briggs & Stratton	2,470	200,564
Building Materials Holding	5,650	155,488
CLARCOR	5,200	247,884
Carpenter Technology	6,030	287,872
Chesapeake	950	22,819
Commercial Metals	8,560	340,003
Compass Minerals International	8,720	193,584
Corrections Corporation of America	3,960 a	140,026
Curtiss-Wright	4,630	264,975
Engineered Support Systems	4,430	202,185
EnPro Industries	7,270 a	175,498
FMC	5,360 a	260,335
Florida Rock Industries	4,000	195,960

Genlyte Group	2,600	a	167,414
Georgia Gulf	7,310		325,953
Griffon	7,170	a	151,287
Heartland Express	10,740		198,153
Hecla Mining	23,310	a	173,426
Hughes Supply	8,820		265,217
IDEX	4,400		149,424
Innovative Solutions and Support	7,800	a	191,334
Joy Global	4,660		160,211
Landstar System	4,680	a	274,622
Longview Fibre	10,800	a	164,700
M.D.C. Holdings	2,693		196,858
Methanex	8,640		130,205
OM Group	4,840	a	176,950
Offshore Logistics	5,230	a	180,017
Overnite	6,810		214,038
Overseas Shipholding Group	4,530		224,869
Quanex	4,760		244,093
RTI International Metals	11,280	a	218,494
Reliance Steel & Aluminum	3,190		126,643
Simpson Manufacturing	5,200		328,640
Standard Pacific	5,430		306,089
Steel Dynamics	5,740		221,679
Teledyne Technologies	10,610	a	265,674
Thomas & Betts	5,040	a	135,173
Timken	16,820		414,108
URS	3,890	a	103,785
United Stationers	5,480	a	237,832
WCI Communities	4,930	a	114,869
Watsco	6,570		197,297
Woodward Governor	2,930		197,746
Yellow Roadway	4,390	a	205,847
			10,600,657

Services--8.1%
Acxiom	6,350		150,749
American Greetings, Cl. A	6,330	b	159,010
CACI International, Cl. A	2,670	a	140,923
Cerner	7,710	a	333,535
Consolidated Graphics	5,130	a	214,947
Corillian	29,100	a	134,151
eFunds	11,170	a	207,650
FactSet Research Systems	3,430		165,326
G & K Services, Cl. A	4,760		189,162
Global Payments	3,570		191,174
Hanover Compressor	9,600	a	129,120
Healthcare Services Group	7,530		135,239
Korn/Ferry International	5,210	a	94,978
Labor Ready	16,850	a	236,237
ManTech International, Cl. A	10,990	a	205,733
Metal Management	8,580	a	155,984
Navigant Consulting	12,740	a	279,770

Regis	3,320	133,530
WCA Waste	5,240 a	46,060
Watson Wyatt & Co.	6,090	160,167
		3,463,445

Technology-14.8%
ANSYS	4,980 a	247,655
Agilysys	13,770	238,083
Anixter International	6,110	214,400
Avid Technology	4,780 a,b	224,039
Axcelis Technologies	21,240 a	175,867
Benchmark Electronics	3,800 a	113,240
Black Box	2,160	79,812
C-COR.net	12,920 a	109,174
Checkpoint Systems	12,050 a	187,619
Cognex	4,290	112,398
CommScope	7,170 a	154,872
Cree	12,000 a,b	366,360
EMS Technologies	8,680 a	149,730
EPIQ Systems	10,590 a	164,992
Esterline Technologies	4,230 a	129,396
FLIR Systems	3,020 a	176,670
Global Imaging Systems	6,040 a	187,723
Internet Security Systems	9,000 a	153,000
j2 Global Communications	7,190 a,b	227,132
Kronos	4,000 a	177,160
Manhattan Associates	4,560 a	111,355
Mercury Computer Systems	8,520 a	229,358
Methode Electronics, Cl. A	15,250	195,049
OmniVision Technologies	13,600 a,b	192,440
Park Electrochemical	3,800	80,560
Photronics	11,870 a	197,279
SeaChange International	10,090 a	161,339
Sigmatel	8,440 a	179,012
Skyworks Solutions	31,700 a	301,150
Supertex	6,910 a	134,261
TALX	6,680	154,241
Take-Two Interactive Software	4,280 a,b	140,598
Tradestation Group	21,500 a	131,795
Trimble Navigation	6,300 a	199,080
Verint Systems	5,360 a	197,462
X-Rite	13,180	192,033
		6,386,334

Utilities--2.1%
CH Energy Group	3,610	165,338
CMS Energy	15,400 a	146,608
Cleco	11,130	191,881
Dynegy, Cl. A	35,480 a	177,045
OGE Energy	8,650	218,239
		899,111
Total Common Stocks

(cost $33,859,235)	43,336,861

Investment of Cash Collateral for Securities Loaned--5.3%	Shares		Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $2,289,600)	2,289,600	c	2,289,600

Total Investments (cost $36,148,835)	106.0%		45,626,461

Liabilities, Less Cash and Receivables	-6.0%		(2,566,450)

Net Assets	100.0%		43,060,011

a Non-income Producing.
b All or a portion of these securities are on loan. At September 30, 2004, the total market value of the fund's securities on loan is $2,207,596 and the total market value of the collateral held by the fund is $2,289,600.
c Investment in affiliated money market mutual fund.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)

under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund
By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)